Balance Sheet Components - Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 1,221,439	$ 1,011,369
Accumulated depreciation and amortization	(824,146)	(722,916)	(602,973)
Property and equipment, net	526,722	498,523	408,396
Building and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		156,086	150,424
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		25,749	24,558
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		275,378	253,336
Software developed for internal use [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 764,226	$ 583,051